Goodwill, Net (Details) - Schedule of Goodwill, Net - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Goodwill, Net [Abstract]
Begining balance	$ 10,945,553	$ 1,144,824
Acquisition	709,351	9,888,067
Exchange differences	(23,948)	(87,338)
Ending balance	11,630,956	10,945,553
Accumulated impairment	(10,205,471)
Goodwill, net	$ 1,425,485	$ 10,945,553